Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2023
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2021	2022	2023
Service cost	¥6,721	¥6,452	¥6,398
Interest cost	1,786	2,042	2,432
Expected return on plan assets	(5,826)	(6,055)	(5,968)
Amortization of net actuarial losses	5,519	3,955	3,818
Amortization of prior service cost	(1,521)	(1,599)	(1,607)

Net periodic benefit cost	¥6,679	¥4,795	¥5,073

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2022	2023
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥295,810	¥293,039
Service cost	6,452	6,398
Interest cost	2,042	2,432
Actuarial gain	1,433	(22,749)
Benefits paid	(12,683)	(13,893)
Acquisition, divestitures and other	(15)	(84)

Projected benefit obligation at end of year	¥293,039	¥265,143

Change in plan assets:
Fair value of plan assets at beginning of year	¥234,747	¥231,461
Actual return on plan assets	5,464	(2,416)
Employer contributions	815	820
Benefits paid	(9,565)	(10,403)

Fair value of plan assets at end of year	¥231,461	¥219,462

Funded status at end of year	(61,578)	(45,681)

Amounts recognized in the consolidated balance sheets	¥(61,578)	¥(45,681)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2022	2023
Plans with ABO in excess of plan assets:
PBO	¥62,457	¥47,672
ABO	62,457	47,672
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥62,457	¥47,672
ABO	62,457	47,672
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2023
Net actuarial loss	¥64,551
Net prior service cost	(6,507)

Total	¥58,044

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2024
Net actuarial loss	¥2,805
Net prior service cost	(1,665)

Total	¥1,140

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2022	2023
Discount rate	0.8%	1.3%
Rate of increase in compensation levels	0.3%	0.4%
Interest crediting rate	2.9%	2.8%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2021	2022	2023
Discount rate	0.6%	0.7%	0.8%
Rate of increase in compensation levels	0.3%	0.3%	0.3%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	3.0%	2.9%	2.9%

Information about plan assets at fair value

	Millions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Balance as of March 31, 2022
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥740	¥29,081	¥29,821
Japanese government securities	20,469	—	—	20,469
Investment trust funds and other (2)(3)	—	19,842	27,575	47,417
Life insurance company general accounts	—	73,314	—	73,314
Other assets	—	33,575	—	33,575

Total	¥20,469	¥127,471	¥56,656	¥204,596

	Millions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Balance as of March 31, 2023
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥1,718	¥23,078	¥24,796
Japanese government securities	21,704	—	—	21,704
Investment trust funds and other (2)(3)	—	19,918	26,328	46,246
Life insurance company general accounts	—	74,033	—	74,033
Other assets	—	24,334	—	24,334

Total	¥21,704	¥120,003	¥49,406	¥191,113

(1)	Includes corporate type equity investments.
(2)	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.
(3)
Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and 2023, the fair values of these assets were ¥26,865 million and ¥28,349 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2022
	Balance as of April 1, 2021	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2022
Private equity and pooled investments	¥33,384	¥1,374	¥(5,677)	¥29,081
Investment trust funds and other	36,335	(532)	(8,228)	27,575

Total	¥69,719	¥842	¥(13,905)	¥56,656

	Millions of yen
	Year ended March 31, 2023
	Balance as of April 1, 2022	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2023
Private equity and pooled investments	¥29,081	¥(1,990)	¥(4,013)	¥23,078
Investment trust funds and other	27,575	2,211	(3,458)	26,328

Total	¥56,656	¥221	¥(7,471)	¥49,406

Expected benefit payments
The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2024	¥16,237
2025	15,753
2026	15,135
2027	14,373
2028	15,048
2029-2033	59,580